Investment (Details Narrative) (OWP Ventures, Inc.) - USD ($)	Nov. 22, 2018		Jun. 30, 2019	Dec. 31, 2018	Nov. 30, 2018
Equity method investment, ownership percentage			4.99%
OWP Ventures, Inc. [Member]
Investment owned, shares	875,000
Share purchase ratio description	1:4 split adjusted basis, of One World Pharma, Inc. from the majority shareholder.
Equity method investment, ownership percentage	66.20%			4.99%	66.20%
Number of shares cancelled	875,000
Goodwill	$ 349,420	[1]			$ 349,420

[1]	The consideration paid in excess of the net fair value of assets acquired and liabilities assumed has been recognized as additional paid-in capital due to the subsequent reverse merger.